Goodwill, Intangible Assets and In-Process Revenue Contracts (Tables)	12 Months Ended
Dec. 31, 2015
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Carrying Amount of Goodwill for Company's Reportable Segment

The carrying amount of goodwill for the years ended December 31, 2015 and 2014, for the Company’s reportable segments are as follows:

	Teekay Offshore Segment - Offshore Logistics	Teekay LNG Segment - Liquefied Gas	Total
	$	$	$
Balance as of December 31, 2013	130,908	35,631	166,539
Goodwill acquired	2,032	—	2,032

Balance as of December 31, 2014 and 2015	132,940	35,631	168,571

Summary of Intangible Assets

As at December 31, 2015, the Company’s intangible assets consisted of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	$	$	$
Customer contracts	316,684	(234,894)	81,790
Customer relationships	30,879	(1,260)	29,619
Other intangible assets	1,000	(500)	500

	348,563	(236,654)	111,909

As at December 31, 2014 the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $

Customer contracts	316,684	(223,018)	93,666
Other intangible assets	1,000	—	1,000

	317,684	(223,018)	94,666